Inventories	12 Months Ended
Dec. 31, 2017
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Inventories
8.	Inventories

	As of December 31,
	2016	2017
	NT$	NT$
Raw materials and supplies	5,885,054	5,406,131
Work in process	613,778	717,551

	6,498,832	6,123,682

Amounts recognized in profit or loss are as follows:

	For the years ended December 31,
	2015	2016	2017
	NT$	NT$	NT$
Expense / loss incurred related to inventories :
Cost of goods sold	61,196,890	65,744,357	66,696,160
Decline in market value and loss on obsolescence	20,320	54,853	69,848
Others	13,412	(37,019)	(25,718)

	61,230,622	65,762,191	66,740,290